Employee Defined Benefit Plans - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Amount expected to be contribute in next annual reporting period	$ 7.0
Percent of defined benefit obligation was fully covered against changes in interest rates	55.20%	56.90%
Deferred tax (recovery) expense on remeasurement of net employee defined benefit liability	$ (4.7)	$ 14.2
Remeasurement gain on net employee defined benefit plans	$ 7.8	$ 35.5
Percentage of plans' assets invested in mutual funds and exchange-traded funds or held in cash	52.00%
Percentage of plans' assets held in annuity policies	48.00%
Weighted average duration of defined benefit obligation	14 years	15 years